Document and Entity Information (USD $)	3 Months Ended
Mar. 31, 2012
Document and Entity Information:
Entity Registrant Name	TriView Global Fund, LLC
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Central Index Key	0001305631
Current Fiscal Year End Date	--12-31
Entity Public Float	$ 0
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	0

Statements of Assets and Liabilities (USD $)	Mar. 31, 2012	Dec. 31, 2011
Equity in broker trading accounts
Cash at broker	$ 1,195,025	$ 1,255,856
Net unrealized (loss) on open futures contracts	(2,125)	(7,430)
Total equity in broker trading accounts	1,192,900	1,248,426
Cash and cash equivalents	536,380	296,104
Prepaid expenses	12,971	12,314
Total assets	1,742,251	1,556,844
Liabilities
Accounts payable and accrued liabilities	24,516	16,902
Total liabilities	24,516	16,902
Net assets	1,717,735	1,539,942
Analysis of net assets
Non-managing members	1,717,735	1,539,942
Managing members
Net assets (equivalent to $753.45 and $790.28 per unit)	$ 1,717,735	$ 1,539,942
Membership units outstanding
Non-managing member units outstanding	2,279.817	1,948.597
Managing members units outstanding
Total membership units outstanding	2,279.817	1,948.597

Condensed Schedule of Investments (USD $)	Mar. 31, 2012	Dec. 31, 2011
Futures contracts held long
Futures contracts held long - Indices	$ (2,125)	$ (6,150)
Futures contracts held long - Indices (as a % of Net Assets)	(0.12%)	(0.40%)
Futures contracts held long - Grains		(1,280)
Futures contracts held long - Grains (as a % of Net Assets)		(0.08%)
Total futures contracts held long	(2,125)	(7,430)
Total futures contracts held long (as a % of Net Assets)	(0.12%)	(0.48%)
Net unrealized (loss) on open futures contracts	(2,125)	(7,430)
Net unrealized (loss) on open futures contracts (as a % of Net Assets)	$ (0.12%)	$ (0.48%)

Statements of Changes in Net Assets (USD $)	3 Months Ended			3 Months Ended				3 Months Ended					3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Managing Member, Units	Dec. 31, 2010 Managing Member, Units	Mar. 31, 2011 Managing Member, Net Assets	Mar. 31, 2012 Non-Managing Member, Units	Mar. 31, 2011 Non-Managing Member, Units	Dec. 31, 2010 Non-Managing Member, Units	Mar. 31, 2012 Non-Managing Member, Net Assets	Mar. 31, 2011 Non-Managing Member, Net Assets	Mar. 31, 2012 Total, Units	Mar. 31, 2011 Total, Units	Dec. 31, 2010 Total, Units	Mar. 31, 2012 Total, Net Assets	Mar. 31, 2011 Total, Net Assets
Net Assets				$ (129,153)				$ 1,539,942	$ (129,153)				$ 1,539,942	$ (258,306)
Units		1	1		1,948.597	1	1			1,948.597	2	2
Increase (Decrease) in net assets from operations:
Net investment (loss)	(78,409)			(7,467)				(78,409)	(7,467)				(78,409)	(14,934)
Net realized (loss) from investments	(51,046)							(51,046)					(51,046)
Net unrealized appreciation on investments	5,305							5,305					5,305
Net (decrease) in net assets resulting from operations	(124,150)			(7,467)				(124,150)	(7,467)				(124,150)	(14,934)
Capital contributions, Net Assets								302,943					302,943
Capital contributions, Units					332.364					332.364
Redemptions, Net Assets								(1,000)					(1,000)
Redemptions, Units					(1.144)					(1.144)
Total increase, Net Assets								177,793					177,793
Total increase, Units					331.22					331.22
Net Assets				$ (136,620)				$ 1,717,735	$ (136,620)				$ 1,717,735	$ (273,240)
Units		1	1		2,279.817	1	1			2,279.817	2	2

Statements of Operations (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Investment income
Interest income	$ 3
Total investment income	3
Expenses
Commission expense	47,484
Management fees	4,048
Professional fees	18,500	8,785
Other operating expenses	8,380	6,149
Total expenses	78,412	14,934
Net investment (loss)	(78,409)	(14,934)
Realized and unrealized gain (loss) from investments
Net unrealized appreciation on investments	5,305
Net realized and unrealized (loss) from investments	(45,741)
Net (decrease) in net assets resulting from operations	(124,150)	(14,934)
Net (decrease) per unit (for a single unit outstanding during the period)
Managing and non-managing member unit	$ (36.83)	$ (7,466.75)

Statements of Cash Flows (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net (decrease) in net assets resulting from operations	$ (124,150)	$ (14,934)
(Increase) decrease in prepaid expenses	(657)	2,689
Unrealized (appreciation) on investments	(5,305)
Increase (decrease) in accounts payable and accrued liabilities	7,614	(920)
Net cash (used in) operating activities	(122,498)	(13,165)
Increase in due to related parties		12,800
Proceeds from sale of units	302,943
Redemptions paid	(1,000)
Net cash provided by financing activities	301,943	12,800
Net increase (decrease) in cash and cash equivalents	179,445	(365)
Cash and cash equivalents, beginning of period	1,551,960	405
Cash and cash equivalents, end of period	1,731,405	40
Cash at broker	1,195,025
Cash and cash equivalents	536,380	0
Total cash and cash equivalents	$ 1,731,405	$ 40

Note 1 Nature of Business	3 Months Ended
Mar. 31, 2012
Note 1 Nature of Business
Nature of Operations

1.             Nature of the Business

TriView Global Fund, LLC (the "Fund") was formed on October 1, 2004 under the laws of the State of Delaware.  The Fund is engaged in high risk, speculative and hedge trading of futures and forward contracts, options on futures and forward contracts, and other instruments selected by registered commodity trading advisors ("CTA's").  The Fund was in the development stage until July 7, 2011, when it commenced business after accepting subscriptions exceeding the minimum required. TriView Capital Management, Inc. (the "Corporate Managing Member") and Michael Pacult (the "Individual Managing Member" and collectively the "Managing Member") are the managing members and commodity pool operators ("CPO's") of the Fund.  The CTA is GT Capital CTA ("GT Capital"), which has the authority to trade as much of the Fund's equity as is allocated to it by the Managing Member. The selling agent and introducing broker is Futures Investment Company ("FIC"), which is owned and operated by Michael Pacult and his wife.

Regulation - The Fund is a registrant with the Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933.  The Fund is subject to the regulations of the SEC and the reporting requirements of the Securities and Exchange Act of 1934, and of the rules and regulations of the Financial Industry Regulation Authority ("FINRA").  The Fund is also be subject to the regulations of the Commodities Futures Trading Commission ("CFTC"), an agency of the U.S. government, which regulates most aspects of the commodity futures industry, the rules of the National Futures Association and the requirements of various commodity exchanges where the Fund executes transactions. Additionally, the Fund is subject to the requirements of futures commission merchants ("FCM's") and interbank market makers through which the Fund trades and regulated by commodity exchanges and by exchange markets that may be traded by the advisor.

Note 2 Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Note 2 Significant Accounting Policies
Significant Accounting Policies

2.             Significant Accounting Policies

Offering Expenses and Organizational Costs -  For financial reporting purposes in conformity with accounting principles generally accepted in the United States of America ("GAAP"), on the Fund's initial effective date, November 3, 2005, the Fund deducted from members' capital the total initial offering costs of $43,468, as of that date, and began expensing all subsequent offering costs.  Organizational and operating costs are expensed as incurred for GAAP purposes. For all other purposes, including determining the Net Asset Value per Unit for subscription and redemption purposes, the Fund capitalized all offering, organizational and operating costs until commencement of business, July 7, 2011, which totaled $291,153. These costs are expensed and amortized on a straight line basis for 60 months or sooner at the discretion of the Managing Member.

As of March 31, 2012 and December 31, 2011, the Net Asset Value and Net Asset Value per Unit for financial reporting purposes and for all other purposes are as follows:

	Balance		Per Unit Calculation
	March 31,	December 31,	March 31,	December 31,
	2012	2011	2012	2011
Net Asset Value for financial reporting purposes	$ 1,717,735	$ 1,539,942	$ 753.45	$ 790.28

Adjustment for initial offering costs	43,468	43,468	19.07	22.31
Adjustment for other offering, organizational and operating expenses	198,895	213,465	87.24	109.55

Net Asset Value for all other purposes	$ 1,960,098	$ 1,796,875	$ 859.76	$ 922.14

Number of Units			2,279.817	1,948.597

Registration Costs - Costs incurred for the initial filings with SEC, FINRA and the states where the offering is expected to be made are included in the offering expenses and, accordingly, are accounted for as described above under "Offering Expenses and Organizational Costs".

Revenue Recognition - Futures and other investments are recorded on the trade date and are reflected in the statement of operations at the difference between the original contract amount and the fair value on the last business day of the reporting period.

Fair value of futures and other investments is based upon exchange or other applicable closing quotations related to the specific positions.

Interest income is recognized when it is earned.

Fair Value Measurement and Disclosures - Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for an asset or liability, including the Fund’s own assumptions used in determining the fair value of investments.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.  As of and for the three months ended March 31, 2012 and year ended December 31, 2011, the Fund did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Fund's investments accounted for at fair value on a recurring basis as of March 31, 2012.

Fair Value at March 31, 2012
Description	Level 1	Level 2	Level 3	Total

Exchange Traded - Futures Contracts	$ (2,125)	$ -	$ -	$ (2,125)
Total	$ (2,125)	$ -	$ -	$ (2,125)

Fair Value at December 31, 2011
Description	Level 1	Level 2	Level 3	Total

Exchange Traded - Futures Contracts	$ (7,430)	$ -	$ -	$ (7,430)
Total	$ (7,430)	$ -	$ -	$ (7,430)

Income Taxes - The Fund prepares calendar year U.S. Federal and applicable state information tax returns and reports to the members their allocable shares of the Fund’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as each member is individually responsible for reporting income or loss based on such member’s respective share of the Fund’s income and expenses as reported for income tax purposes.

Management has continued to evaluate the application of ASC 740, "Income Taxes" to the Fund and has determined that ASC 740 does not have a material impact on the Fund's financial statements. The Fund files federal and state tax returns. The 2008 through 2011 tax years generally remain subject to examination for the U.S. federal and most state tax authorities.

Statement of Cash Flows - For the purposes of the Statement of Cash Flows, the Fund considers all short-term investments with an original maturity of three months or less to be cash equivalents.  Net cash used in operating activities includes no cash payments for interest or income taxes for the three months ended March 31, 2012 or 2011.

Foreign Currency - The accounting records of the Fund are denominated in U.S. dollars. Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.  Commodity futures contracts transactions are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, effects of changes in exchange rates from all transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Accounting Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Reclassifications - Changes in net assets were presented for both Managing Member and non-managing member in the prior period statement of changes in net assets to conform with current period presentation.

Note 3 Managing Member Duties	3 Months Ended
Mar. 31, 2012
Note 3 Managing Member Duties:
Managing Member Duties

3.             Managing Member Duties

The responsibilities of the Managing Member, in addition to directing the trading and investment activity of the Fund, including suspending all trading, includes executing and filing all necessary legal documents, statements and certificates of the Fund, retaining independent public accountants to audit the Fund, employing attorneys to represent the Fund, reviewing the brokerage commission rates to determine reasonableness, maintaining the tax status of the Fund, maintaining a current list of the names, addresses and numbers of units owned by each Member and taking such other actions as deemed necessary to manage the business of the Fund.

If the net unit value of the Fund falls to less than 50% of the greater of the original $1,000 selling price, less commissions and other charges or such higher value earned through trading, then the Managing Member will immediately suspend all trading, provide all members with notice of the reduction in net unit value and give all members the opportunity, for fifteen days after such notice, to redeem Units.  No trading shall commence until after the lapse of such fifteen day period.

Note 4 The Limited Liability Company ("LLC") Agreement	3 Months Ended
Mar. 31, 2012
Note 4 The Limited Liability Company ("LLC") Agreement:
Note 4 The Limited Liability Company ("LLC") Agreement

4.             The Limited Liability Company ("LLC") Agreement

The LLC Operating Agreement provides, among other things, that-

Capital Account - A capital account shall be established for each member.  The initial balance of each member's capital account shall be the amount of the initial contributions to the Fund.

Monthly Allocations - Any increase or decrease in the Fund's net asset value as of the end of a month shall be credited or charged to the capital account of each Member in the ratio that the balance of each account bears to the total balance of all accounts.

Any distribution from profits or members' capital will be made solely at the discretion of the Managing Member.

Federal Income Tax Allocations - As of the end of each fiscal year, the Fund's realized capital gain or loss and ordinary income or loss shall be allocated among the Members, after having given effect to the fees and expenses of the Fund.

Subscriptions - Investors must submit subscription agreements and funds at least five business days prior to month end.  Subscriptions must be accepted or rejected by the Managing Member within five business days.  The investor also has five business days to withdraw his subscription.  Funds are deposited into an interest bearing subscription account and transferred to the Fund's account after the minimum to commence business has been raised and, thereafter, on the first business day of the month after the subscription is accepted.  Interest earned on the subscription funds accrue to the account of the investor.

Redemptions - A member may request any or all of his investment be redeemed at the net asset value as of the end of a month. Unless this requirement is waived, the written request must be received by the managing member no less than ten business days prior to a month end. Redemptions are generally paid within twenty days of the effective month end. However, in various circumstances due to liquidity, etc. the Managing Member may be unable to comply with the request on a timely basis. There is no redemption fee; however there is a twelve month lock-in commencing from the date of admission of an investment.

Note 5 Fees	3 Months Ended
Mar. 31, 2012
Note 5 Fees:
Note 5 Fees

5.             Fees

The Fund was initially charged the following fees after the commencement of trading.

A monthly management fee of 2.5% (annual rate) paid to the Corporate Managing Member, calculated on the Fund's prior month-end net assets.  Brokerage commissions to the Fund's affiliated introducing broker, FIC, of $15 per round turn.

As of September 1, 2011, the Fund no longer paid FIC round turn brokerage  commissions and no longer paid the Corporate Managing Member a management fee.  Instead, the Fund is charged 10% (annual rate) fixed brokerage commissions, paid monthly, calculated on the prior month-end net assets, with 7.5% paid to FIC and 2.5% to the Corporate Managing Member.

A monthly management fee of 1% (annual rate) is paid to GT Capital calculated on the prior month-end equity allocated to it to trade.

A quarterly incentive fee of 20% of new net profits is paid to GT Capital.  In October 2011, the Managing Member allocated approximately 50% of Fund trading equity to a separate program offered by GT Capital maintained in a separate account at the FCM, held in the name of the Fund.  For purposes of calculating the quarterly incentive fee, the net performance of both programs is combined.  There were no incentive fees for the three months ended March 31, 2012 and 2011.

The Managing Member has reserved the right to implement a management fee and change the incentive fee at its sole discretion.  The total incentive fees may be increased to 27% if the management fee is zero.  The Fund may also increase the total management fees paid to the CTA's and Corporate Managing Member to 6% of total net assets if the total incentive fees are decreased to 15%.

Note 6 Related Party Transactions	3 Months Ended
Mar. 31, 2012
Note 6 Related Party Transactions:
Related Party Transactions Disclosure

6.             Related Party Transactions

The sole shareholder of the Corporate Managing Member made an initial member capital contribution in the Fund of $1,000.  He is also the sole shareholder of TriView Capital Management, Inc., which along with the shareholder and other affiliates, temporarily funded the syndication costs incurred by the Fund.  A variable interest entity relationship existed between the Corporate Managing Member and the Fund until July 7, 2011 when the Fund commenced business.  The Corporate Managing Member redeemed its interest July 31, 2011.

In the normal course of business, the Fund has provided general indemnifications to the Managing Member, its CTA's and others when they act, in good faith, in the best interests of the Fund. The Fund is unable to develop an estimate for future payments resulting from hypothetical claims, but expects the risk of having to make any payments under these indemnifications to be remote.

The Fund pays commissions to the Corporate Managing Member and Futures Investment Company, the introducing broker.  These related parties are 100% and 50%, respectively, owned by Michael Pacult.  Related party commissions and management fees were as follows:

Commissions included in expenses:
	For The Three Months Ended March 31,
	2012	2011

Corporate Managing Member	$ 11,871	$ -
Futures Investment Company	29,807	-
Total related party expenses	$ 41,678	$ -

Commissions included in accrued expenses:
	March 31,	December 31,
	2012	2011

Futures Investment Company	$ 10,950	$ 3,347
Corporate Managing Member	4,073	3,270
Total accrued commissions payable to related parties	$ 15,023	$ 6,617

In the normal course of business, the Fund has provided general indemnifications to the Managing Member, its CTA and others when they act, in good faith, in the best interests of the Fund. The Fund is unable to develop an estimate for future payments resulting from hypothetical claims, but expects the risk of having to make any payments under these indemnifications to be remote.

Note 7 Trading Activities and Related Risks	3 Months Ended
Mar. 31, 2012
Note 7 Trading Activities and Related Risks:
Derivative Instruments and Hedging Activities Disclosure

7.             Trading Activities and Related Risks

                The Fund is engaged in speculative trading of U.S. and foreign futures contracts.  The Fund is exposed to both market risk, the risk arising from changes in market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

                A certain portion of cash in trading accounts are pledged as collateral for futures trading on margin.  Additional deposits may be necessary for any loss on contract value.  The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker's proprietary activities.

                Each U.S. commodity exchange with the approval of the CFTC establishes minimum margin requirements for each traded contract.  The FCM may increase the margin requirements above these minimums for any or all contracts.  The Fund maintains cash and cash equivalents to satisfy these margin requirements. Cash and cash equivalents at March 31, 2012 and December 31, 2011 was $1,731,405 and $1,551,960, respectively. Based upon the types and amounts of contracts traded and the amount of liquid assets of the Fund, the Managing Member believes there is minimal risk of not being able to meet its margin requirement.

                Trading in futures contracts involves entering into contractual commitments to purchase or sell a particular futures contracts at a specified date and price. The gross or face amount of the contract, which is typically many times that of the Fund's net assets being traded, significantly exceeds the Fund's future cash requirements since the Fund intends to close out its open positions prior to settlement. As a result, the Fund is generally subject only to the risk of loss arising from the change in the value of the contracts. The market risk is limited to the gross or face amount of the contracts held on long positions, of which there were approximately $26,575 at March 31, 2012 and $26,901 at December 31, 2011. However, when the Fund enters into a contractual commitment to sell commodities, it must make delivery of the underlying commodity at the contract price and then repurchase the contract at prevailing market prices or settle in cash. Since the repurchase price to which a commodity can rise is unlimited, entering into commitments to sell commodities exposes the Fund to unlimited potential risk.

                Market risk is influenced by a wide variety of factors including government programs and policies, political and economic events, the level and volatility of interest rates, foreign currency exchange rates, the diversification effects among the derivative instruments the Fund holds and the liquidity and inherent volatility of the markets in which the Fund trades.

                The net unrealized loss on open futures contracts at March 31, 2012 was $2,125 and $7,430 at December 31, 2011.

                Open contracts generally mature within three months of March 31, 2012.  The latest maturity for open futures contracts is May 2012.  However, the Fund intends to close all contracts prior to maturity.

                The following tables discloses the fair values of derivative and hedging activities in the Statements of Assets and Liabilities and the Statements of Operations.

Derivative Instruments
Statement of Assets and Liabilities

			Asset Derivatives at	Liability Derivatives at
		Statement of Assets and Liabilities Location	March 31, 2012	March 31, 2012
			Fair Value	Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (loss) on open futures contracts	$ -	$ (2,125)	$ (2,125)

			Asset Derivatives at	Liability Derivatives at
		Statement of Assets and Liabilities Location	December, 31 2011	December, 31 2011
			Fair Value	Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (loss) on open futures contracts	$ -	$ (7,430)	$ (7,430)

Derivative Instruments
Statement of Operations

		Line Item in the Statement of Operations	For The Three Months Ended March 31,
			2012	2011
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net realized (loss) from investments	$ (50,648)	$ -

Derivatives not designated as hedge instruments under ASC 815	Options on Futures	Net realized (loss) from investments	$ (398)	$ -

Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized appreciation on investments	$ 5,305	$ -

Credit risk is the possibility that a loss may occur due to the failure of a counter party to perform according to the terms of a contract.

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution's insolvency, recovery of Fund deposits may be limited to account insurance or other protection afforded deposits.

The Fund has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will succeed. The basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a desirable margin-to-equity ratio. The Fund seeks to minimize credit risk primarily by depositing and maintaining its assets at financial institutions and brokers which it believes to be creditworthy.

Note 8 Derivative Financial Instruments and Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2012
Note 8 Derivative Financial Instruments and Fair Value of Financial Instruments:
Derivatives and Fair Value

8.             Derivative Financial Instruments and Fair Value of Financial Instruments

A derivative financial instrument is a financial agreement whose value is linked to, or derived from, the performance of an underlying asset.  The underlying asset can be currencies, commodities, interest rates, stocks, or any combination.  Changes in the underlying asset indirectly affect the value of the derivative.  As the instruments are recognized at fair value, those changes directly affect reported income.

All investment holdings are recorded in the statement of assets and liabilities at their net asset value (fair value) at the reporting date.  Financial instruments (including derivatives) used for trading purposes are recorded in the statement of assets and liabilities at fair value at the reporting date.  Realized and unrealized changes in fair values are recognized in net investment gain (loss) in the period in which the changes occur.  Interest income arising from trading instruments is included in the statement of operations as part of interest income.

Notional amounts are equivalent to the aggregate face value of the derivative financial instruments.  Notional amounts do not represent the amounts exchanged by the parties to derivatives and do not measure the Fund’s exposure to credit or market risks.  The amounts exchanged are based on the notional amounts and other terms of the derivatives.

Note 9 Financial Instruments with Off-Balance Sheet Credit and Market Risk	3 Months Ended
Mar. 31, 2012
Note 9 Financial Instruments with Off-Balance Sheet Credit and Market Risk
Off-Balance-Sheet Credit Exposure, Policy

9.             Financial Instruments with Off-Balance Sheet Credit and Market Risk

All financial instruments are subject to market risk, the risk that future changes in market conditions may make an instrument less valuable or more onerous.  As the instruments are recognized at fair value, those changes directly affect reported income.

Included in the definition of financial instruments are securities, restricted securities and derivative financial instruments.  Theoretically, the investments owned by the Fund directly are exposed to a market risk (loss) equal to the notional value of the financial instruments purchased and substantial liability on certain financial instruments purchased short.  Generally, financial instruments can be closed.  However, if the market is not liquid, it could prevent the timely close-out of any unfavorable positions or require the Fund to hold those positions to maturity, regardless of the changes in their value or the trading advisor’s investment strategies.

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted.  Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

Note 10 Indemnifications	3 Months Ended
Mar. 31, 2012
Note 10 Indemnifications:
Guarantees, Indemnifications and Warranties Policies

10.          Indemnifications

                In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.

Note 11 Financial Highlights	3 Months Ended
Mar. 31, 2012
Note 11 Financial Highlights:
Financial Highlights

11.          Financial Highlights

	Three Months Ended March 31,
	2012	2011
Performance per unit (1)

Net unit value, beginning of period	$ 790.28	$ (129,153.02)

Net realized and unrealized (loss) from investments	(1.57)	-
Expenses	(35.26)	(7,466.75)

Net (decrease) for the period	(36.83)	(7,466.75)

Net unit value at the end of the period	$ 753.45	$ (136,619.77)

Net assets at the end of the period ($000)	$ 1,718	$ (273)

Total return (2)	(4.66)%	(5.78)%

Number of units outstanding at the end of the period	2,279.817	2.000

Supplemental Data
Ratio to average net assets (3)
Net investment (loss)	(18.02)%	(23.13)%
Expenses	(18.02)%	(23.13)%

Total returns are calculated based on the change in value of a unit during the period.  Net realized and unrealized (loss) from investments is a balancing amount necessary to reconcile the change in net unit value.  An individual member's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

(1) Net realized and unrealized (loss) from investments and expenses are calculated based on a single unit outstanding during the period.

(2) Not annualized

(3) Annualized.